Subsequent events (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 03, 2018	Jan. 31, 2018	Dec. 31, 2017
Subsequent events
Number of ordinary shares for one ADS			20
Major ordinary share transactions
Subsequent events
Duration shelf registration will remain effective		3 years
Number of shares offered to sell		$ 80.0
Number of ordinary shares for one ADS		20
Initiating the submission of NDA
Subsequent events
Application fee not required to pay	$ 2.4